RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2017
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(2,859,831)	$(231,675)	$(100,620)	$(2,527,536)

Accrued partnership management fee not deducted for income tax purposes	1,068,902	353,881	203,917	511,104

Other	2,684,275	1,618,931	823,362	241,982

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,449,768)	(496,570)	(263,973)	(689,225)

Impairment loss not recognized for tax purposes	959,317	-	-	959,317

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,969,936)	(833,245)	(665,198)	(471,493)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(332,222)	(142,829)	(99,169)	(90,224)

Income (loss) for tax return purposes, December 31, 2016	$(1,899,263)	$268,493	$(101,681)	$(2,066,075)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(8,133,145)	$(1,676,942)	$(1,598,809)	$(4,857,394)

Accrued partnership management fee not deducted for income tax purposes	1,137,828	388,344	238,380	511,104

Other	643,561	98,021	702,591	(157,051)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,291,667)	(878,883)	(693,319)	(719,465)

Impairment loss not recognized for tax purposes	6,348,580	1,454,844	1,384,540	3,509,196

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(984,275)	(506,472)	(233,211)	(244,592)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(33,076)	(36,182)	(2,189)	5,295

Income (loss) for tax return purposes, December 31, 2015	$(3,312,194)	$(1,157,270)	$(202,017)	$(1,952,907)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2016	$29,314,455	$7,135,780	$4,229,169	$17,949,506

Impairment loss in investment in operating limited partnerships	(49,980,719)	(14,606,765)	(8,894,814)	(26,479,140)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,018,259)	(2,898,636)	(841,002)	(8,278,621)

Other	33,201,992	10,369,621	5,506,647	17,325,724

Investments in operating limited partnerships - as reported	$517,469	$-	$-	$517,469

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2015	$31,092,536	$6,870,471	$4,354,128	$19,867,937

Impairment loss in investment in operating limited partnerships	(48,362,865)	(14,280,759)	(8,622,973)	(25,459,133)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,018,345)	(3,023,517)	(1,133,931)	(7,860,897)

Other	31,749,180	10,433,805	5,402,776	15,912,599

Investments in operating limited partnerships - as reported	$2,460,506	$-	$-	$2,460,506